INCOME TAX AND DEFERRED TAX ASSETS - Reconciliation of the statutory income tax rate and the effective income tax rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	16.50%	16.50%
PRC statutory income tax rate	25.00%	25.00%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%
UK
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss	(19.00%)	(19.00%)
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%
Hong Kong | China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Valuation allowance recognized with respect to the loss	(16.50%)	(16.50%)
PRC | China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Valuation allowance recognized with respect to the loss	(25.00%)	(25.00%)